Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Share capital [Member]	Contributed surplus [Member]	AOCI [Member]	Deficit [Member]	Total
Beginning balance at Dec. 31, 2019	$ 436,318	$ 51,622	$ 6,827	$ (193,081)	$ 301,686
Statement [Line Items]
Common shares issued, net of issue costs	34,299				34,299
Tax effect on share issue costs	802				802
Share-based compensation		2,244			2,244
Exercise of options	1,451	(433)			1,018
Total comprehensive income (loss) for the year			847	(23,524)	(22,677)
Ending balance at Dec. 31, 2020	472,870	53,433	7,674	(216,605)	317,372
Statement [Line Items]
Share-based compensation		3,293			3,293
Exercise of options	3,729	(1,323)			2,406
Total comprehensive income (loss) for the year			(1,025)	36,472	35,447
Ending balance at Dec. 31, 2021	$ 476,599	$ 55,403	$ 6,649	$ (180,133)	$ 358,518